26. POST-EMPLOYMENT OBLIGATIONS (Details 8)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Shares	9.51%	7.11%
Fixed income securities	72.28%	71.92%
Real estate property	3.79%	4.69%
Others	14.42%	16.28%
Total	100.00%	100.00%